SHARE-BASED PAYMENT (Schedule of Assumptions Used to Estimate Fair Value of Share Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	85.73%	66.89%	54.27%
Expected volatility, maximum	97.73%	67.67%	60.15%
Risk-free interest rate, minimum	0.11%	1.62%	2.26%
Risk-free interest rate, maximum	0.17%	1.95%	2.62%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal early exercise factor	$ 2.2	$ 2.2	$ 2.2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal early exercise factor	$ 2.8	$ 2.8	$ 2.8